Annual Total Returns[BarChart] - DWS Global Small Cap Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.48%)	14.76%	34.36%	(4.79%)	0.54%	1.69%	19.40%	(21.94%)	21.98%	16.71%